Reinsurance - Effect of Reinsurance Agreements on Premiums Written and Earned (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net premiums written
Direct									$ 619,670	$ 577,926	$ 557,050
Ceded									(139,130)	(117,680)	(88,539)
Net premiums written									480,540	460,246	468,511
Net premiums earned
Direct									650,411	594,127	536,630
Ceded									(139,643)	(118,861)	(92,336)
Net premiums earned	$ 132,940	$ 130,089	$ 125,985	$ 121,754	$ 119,584	$ 118,317	$ 120,870	$ 116,495	$ 510,768	$ 475,266	$ 444,294